Fair Value of Assets and Liabilities (Narrative) (Details)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Percentage Of Fixed Maturity Securities Classified As Level 3	10.20%	10.00%